July 28, 2005

Supplement

SUPPLEMENT DATED JULY 28, 2005 TO THE PROSPECTUSES OF

Morgan Stanley Aggressive Equity Fund, dated September 30, 2004
Morgan Stanley American Opportunities Fund, dated April 29, 2005
Morgan Stanley Developing Growth Securities Trust, dated November 30, 2004

With respect to Morgan Stanley Aggressive Equity Fund:

The second paragraph of the section of the Prospectus titled "Fund Management" is hereby replaced by the following:

The Fund is managed within the Investment Adviser's U.S. Growth team. Current members of the team responsible for the day-to-day management of the Fund include Dennis P. Lynch and David S. Cohen, Managing Directors of the Investment Adviser, Sam G. Chainani, an Executive Director of the Investment Adviser and Alexander Norton, a Vice President of the Investment Adviser. Mr. Lynch has worked for the Investment Adviser since 1998 and began managing the Fund in June 2004. Prior to June 2004, Mr. Lynch worked in an investment management capacity for the Investment Adviser. Mr. Cohen has worked for the Investment Adviser since 1993 and began managing the Fund in June 2004. Prior to June 2004, Mr. Cohen worked in an investment management capacity for the Investment Adviser. Mr. Chainani has worked for the Investment Adviser since 1996 and began managing the Fund in June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Investment Adviser. Mr. Norton has worked for the Investment Adviser since 1999 and began managing the Fund in July 2005. Prior to July 2005, Mr. Norton worked in a research capacity for the Investment Adviser. Mr. Lynch is the lead portfolio manager of the Fund. Messrs. Cohen, Chainani and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund.

With respect to Morgan Stanley American Opportunities Fund:

The second paragraph of the section of the Prospectus titled "Fund Management" is hereby replaced by the following:

The Fund is managed within the Investment Adviser's U.S. Growth team. Current members of the team responsible for the day-to-day management of the Fund include Michelle S. Kaufman, Dennis P. Lynch and David S. Cohen, Managing Directors of the Investment Adviser, Sam G. Chainani, an Executive Director of the Investment Adviser and Alexander Norton, a Vice President of the Investment Adviser. Ms. Kaufman has worked for the Investment Adviser since 1993 and began managing the Fund in 1999. Mr. Lynch has worked for the Investment Adviser since 1998 and began managing the Fund in June 2004. Prior to June 2004, Mr. Lynch worked in an investment management capacity for the Investment Adviser. Mr. Cohen has worked for the Investment Adviser since 1993 and began managing the Fund in June 2004. Prior to June 2004, Mr. Cohen worked in an investment management capacity for the Investment Adviser. Mr. Chainani has worked for the Investment Adviser since 1996 and began managing the Fund in June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Investment Adviser. Mr. Norton has worked for the Investment Adviser since 1999 and began managing the Fund in July 2005. Prior to July 2005, Mr. Norton worked in an investment management capacity for the Investment Adviser. Ms. Kaufman is the lead portfolio manager of the Fund. Messrs. Lynch, Cohen, Chainani and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund.

With respect to Morgan Stanley Developing Growth Securities Trust:

The second paragraph of the section of the Prospectus titled "Fund Management" is hereby replaced by the following:

The Fund is managed within the Investment Adviser's U.S. Growth team. Current members of the team responsible for the day-to-day management of the Fund include Dennis P. Lynch and David S. Cohen, Managing Directors of the Investment Adviser, Sam G. Chainani, an Executive Director of the Investment Adviser and Alexander Norton, a Vice President of the Investment Adviser. Mr. Lynch has worked for the Investment Adviser since 1998 and began managing the Fund in October 2002. Prior to October 2002, Mr. Lynch worked in an investment management capacity for the Investment Adviser. Mr. Cohen has worked for the Investment Adviser since 1993 and began managing the Fund in October 2003. Prior to October 2003, Mr. Cohen worked in an investment management capacity for the Investment Adviser. Mr. Chainani has worked for the Investment Adviser since 1996 and began managing the Fund in June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Investment Adviser. Mr. Norton has worked for the Investment Adviser since 1999 and began managing the Fund in July 2005. Prior to July 2005, Mr. Norton worked in an investment management capacity for the Investment Adviser. Mr. Lynch is the lead portfolio manager of the Fund. Messrs. Cohen, Chainani and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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